UNBILLED REVENUE	12 Months Ended
Sep. 30, 2013
Disclosure Text Block Supplement [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
NOTE 5. UNBILLED REVENUE

Unbilled revenue consisted of the following:

	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Unbilled revenue	$6,029	$580
	$6,029	$580

The Company records revenue in excess of billings as “unbilled revenue”. The Company expects all billed and unbilled amounts to be collected within one year. The increase of $5,449 or 939% is mainly attributable to revenue of the Jingbian integration project, which is engaged with Hualu Engineering & Technology Co., Ltd.